Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
All investments of the Plan, except for non-Company-sponsored investments in the participant-directed brokerage account and the investment funds of the State Street Global Advisors Trust Company Investment Funds for Tax Exempt Retirement Plans Declaration of Trust ("SSGA Investment Funds"), are in registered investment companies and collective investment trusts sponsored by affiliates of the Company and common stock of the Company; therefore, these investments and transactions qualify as party-in-interest transactions. In 2025 and 2024, the registered investment companies, exchanged traded funds and collective investment trusts investment options pay aggregate advisory, administration, and trustee fees to the Company at rates between 0.15% and 0.82% of the average net assets of the funds. The percentage of SEI Investments Company common stock to total investments were 3.76% and 4.44% at December 31, 2025 and 2024, respectively. The Plan held 468,356 and 470,867 shares of SEI Investments Company common stock at December 31, 2025 and 2024, respectively. These party-in-interest transactions meet one or more prohibited transaction exemptions applicable to the transaction.
SEI Trust Company (“STC”), a wholly-owned subsidiary of the Company, provides trustee services to the SEI Core Strategies Collective Trust, the SEI Target Date Collective Trust and the PIMCO Stable Income Fund. SEI Investments Distribution Co. (“SIDCO”), SEI Investments Management Corporation (“SIMC”) and SEI Institutional Transfer Agent, Inc. (“SITA”), also wholly-owned subsidiaries of the Company, in their capacity as distributor, manager and transfer agent of the Company-sponsored registered investment companies available in the Plan, provide distribution, investment advisory, administration and transfer agency services, either directly or through their subsidiaries, to the funds. SIMC also provides non-discretionary, fiduciary investment advisory services to the Plan and the applicable Plan fiduciaries.